Schedule II - Consolidated Valuation Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Accounts Receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	$ 11,627	$ 10,481	$ 11,819
Reserves Obtained in Acquisitions		374	268
Additions- Charged (Credited) to Cost and Expenses	1,483	2,762	4,222
Deductions- Amounts Charged-Off	(2,671)	(1,990)	(5,828)
Balance End of Year	10,439	11,627	10,481
Allowance for Deferred Income Tax Asset Valuation
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	(114,686)	(119,684)	(101,849)
Reserves Obtained in Acquisitions		(560)	(20,770)
Additions- Charged (Credited) to Cost and Expenses		(70)	(1,044)
Deductions- Amounts Charged-Off	2,060	5,628	3,979
Balance End of Year	$ (112,626)	$ (114,686)	$ (119,684)